EQUITY ACCOUNTED INVESTMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) jointVenture	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments
Carrying value of joint ventures	$ (19,438,000,000)	$ (20,428,000,000)
Proceeds from sales of investments accounted for using equity method	124,000,000	1,109,000,000	$ 1,140,000,000
Equity method investment, additions	522,000,000	684,000,000
Carrying value	281,000,000	336,000,000
Joint ventures categorized as other threshold	238
Impact of deconsolidation due to loss of control and other	$ 186,000,000	50,000,000
Other
Investments
Number of joint ventures | jointVenture	36
Carrying value of joint ventures	$ (2,510,000,000)	$ (2,645,000,000)
680 George Street, Sydney
Investments
Proportion of ownership interest in joint venture	50.00%	50.00%
Carrying value of joint ventures	$ (375,000,000)	$ (340,000,000)
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)
Investments
Proportion of ownership interest in joint venture	46.00%	46.00%
Carrying value of joint ventures	$ (251,000,000)	$ (335,000,000)
BSREP III | Investments accounted for using equity method
Investments
Impact of deconsolidation due to loss of control and other	$ 0	$ (1,434,000,000)